Share Based Payments	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Share Based Payments
7.
SHARE-BASED PAYMENTS

The maximum number of shares of common stock ("Voting Shares") issuable pursuant to share-based payment arrangements, including stock options, restricted share units and performance share units, is 9,400,000.

Stock options

The Company grants stock options to directors, officers, union and consultants as compensation for services, pursuant to its Amended Stock Option Plan (the “Stock Option Plan”). The maximum price shall not be less than the closing price of the Company’s shares on the last trading day preceding the date on which the grant of options is approved by the Board of Directors. Options have a maximum expiry period of ten years from the grant date. Vesting conditions are determined by the Board of Directors in its discretion with certain restrictions in accordance with the Stock Option Plan.

The following is a summary of stock option activities for the three and nine months periods ended September 30, 2023 and 2022:

	Number of stock options	Weighted average exercise price	Weighted average grant date fair value
Outstanding January 1, 2022	920,668	$0.25	$0.49
Granted	—	—	—
Exercised	—	—	—
Forfeited	(16,667)	0.25	0.57
Outstanding, March 31, 2022	904,001	0.25	0.48
Granted	—	—	—
Exercised	(33,333)	0.25	0.57
Forfeited	—	—	—
Outstanding, June 30, 2022	870,668	0.25	0.48
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Outstanding, September 30, 2022	870,668	$0.25	$0.48

Outstanding January 1, 2023	820,668	$0.25	$0.34
Granted	—	—	—
Exercised	(150,000)	0.48	0.16
Forfeited	(200,000)	0.25	0.57
Outstanding, March 31, 2023	470,668	0.25	0.54
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Outstanding, June 30, 2023	470,668	0.25	0.54
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Outstanding, September 30, 2023	470,668	$0.25	$0.54

As of September 30, 2022, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
150,000	150,000	$0.48	1.00	June 29, 2023
670,668	670,668	$0.25	2.98	June 23, 2025
50,000	33,333	$0.62	3.24	September 23, 2025
870,668	854,001

As of September 30, 2023, the following stock options were outstanding and exercisable:

Outstanding	Exercisable	Exercise Price	Remaining life (years)	Expiry Date
420,668	420,668	$0.25	1.98	June 23, 2025
50,000	50,000	$0.62	2.24	September 23, 2025
470,668	470,668

The Company recognizes share-based payments expense for all stock options granted based on the grant date fair value with the expense recognized ratably over the service period. The fair value of stock options is determined by the Black-Scholes Option Pricing Model with assumptions for risk-free interest rates, dividend yields, volatility factors of the expected market price of the Company’s shares, forfeiture rate, and expected life of the options.

There were no stock options granted during the three and nine months ended September 30, 2023 and 2022.

Restricted share units

The Company grants restricted share units (“RSUs”) to directors, officers, employees and consultants as compensation for services, pursuant to its Amended RSU Plan (the “RSU Plan”). One restricted share unit has the same value as a Voting Share. The number of RSUs awarded and underlying vesting conditions are determined by the Board of Directors in its discretion.

At the election of the Board of Directors, upon each vesting date, participants receive (a) the issuance of Voting Shares from treasury equal to the number of RSUs vesting, or (b) a cash payment equal to the number of vested RSUs multiplied by the fair market value of a Voting Share, calculated as the closing price of the Voting Shares on the NEO exchange for the trading day immediately preceding such payment date; or (c) a combination of (a) and (b).

On the grant date of RSUs, the Company determines whether it has a present obligation to settle in cash. If the Company has a present obligation to settle in cash, the RSUs are accounted for as liabilities, with the fair value remeasured at the end of each reporting period and at the date of settlement, with any changes in fair value recognized in profit or loss for the period. The Company has a present obligation to settle in cash if the choice of settlement in shares has no commercial substance, or the Company has a past practice or a stated policy of settling in cash, or generally settles in cash whenever the counterpart asks for cash settlement.

If no such obligation exists, RSUs are accounted for as equity settled share-based payments and are valued using the share price on grant date. Upon settlement:

a.
If the Company elects to settle in cash, the cash payment is accounted for as the repurchase of an equity interest (i.e. as a deduction from equity), except as noted in (c) below.
b.
If the Company elects to settle by issuing shares, the value of RSUs initially recognized in reserves is reclassified to capital, except as noted in (c) below.
c.
If the Company elects the settlement alternative with the higher fair value, As of the date of settlement, the Company recognizes an additional expense for the excess value given (i.e. the difference between the cash paid and the fair value of shares that would otherwise have been issued, or the difference between the fair value of the shares and the amount of cash that would otherwise have been paid, whichever is applicable).

The following is a summary of RSU activities for the three and nine months period ended September 30, 2023 and 2022:

	Number of RSUs	Weighted average grant date fair value per RSU
Outstanding, January 1, 2022	2,067,500	$1.16
Granted	620,000	1.37
Issuance of common stock	—	—
Forfeited	(400,000)	1.48
Outstanding March 31, 2022	2,287,500	1.02
Granted	—	—
Issuance of common stock	—	—
Forfeited	(115,000)	1.79
Outstanding June 30, 2022	2,172,500	1.47
Granted	1,570,000	0.63
Issuance of common stock	(10,000)	0.69
Forfeited	(310,000)	0.75
Outstanding September 30, 2022	3,422,500	$1.16

Outstanding, January 1, 2023	3,305,837	$1.14
Granted	1,687,777	0.97
Issuance of common stock	(400,542)	1.04
Forfeited	(129,315)	0.96
Outstanding March 31, 2023	4,463,757	1.10
Granted	1,155,000	0.97
Issuance of common stock	(467,500)	0.91
Forfeited	(378,334)	1.01
Outstanding June 30, 2023	4,772,923	1.01
Granted	798,500	0.87
Issuance of common stock	(324,157)	0.87
Forfeited	(173,334)	0.74
Outstanding September 30, 2023	5,073,932	$1.02

During the three and nine months ended September 30, 2023, the Company recognized share-based payments expense with respect of stock options and RSUs of $569,057 and $1,677,594, respectively. During the three and nine months ended September 30, 2022, the Company recognized share-based payments expense with respect to stock options and RSUs of $69,724 and $795,334, respectively.

The remaining compensation that has not been recognized as of September 30, 2023 with regards to RSUs and the weighted average period they will be recognized are $3,396,927 and 2.06 years.